Segment Information (Tables)	12 Months Ended
Nov. 30, 2022
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The operating segments within each of our NAA and EA reportable segments have been aggregated based on the similarity of their economic and other characteristics, including geographic guest sourcing. Our Cruise Support segment includes our portfolio of leading port destinations and other services, all of which are operated for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours and other operations.

	As of and for the years ended November 30,
(in millions)	Revenues	Operating costs and expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)		Capital expenditures	Total assets
2022
NAA	$8,281	$7,526	$1,517	$1,408	$(2,170)		$2,568	$27,413
EA	3,531	3,925	745	692	(1,830)		2,213	15,317
Cruise Support	171	120	225	140	(315)		155	8,461
Tour and Other	185	187	27	36	(64)		4	512
	$12,168	$11,757	$2,515	$2,275	$(4,379)		$4,940	$51,703
2021
NAA	$1,108	$2,730	$953	$1,352	$(3,928)		$2,397	$25,606
EA	712	1,807	568	728	(2,617)	(a)	515	16,088
Cruise Support	42	55	335	129	(477)		660	11,014
Tour and Other	46	63	27	23	(67)		35	637
	$1,908	$4,655	$1,885	$2,233	$(7,089)		$3,607	$53,344
2020
NAA	$3,627	$5,623	$1,066	$1,413	$(5,794)	(b)	$1,430	$25,257
EA	1,790	2,548	523	672	(2,729)	(c)	2,036	16,505
Cruise Support	68	(10)	262	128	(313)		144	11,135
Tour and Other	110	84	27	28	(29)		11	696
	$5,595	$8,245	$1,878	$2,241	$(8,865)		$3,620	$53,593

(a)    Includes $226 million of goodwill impairment charges.
(b)    Includes $1.3 billion of goodwill impairment charges.
(c)    Includes $777 million of goodwill impairment charges.

Schedule of Revenue by Geographic Area, Based on Where Guests are Sourced	Revenue by geographic areas, which are based on where our guests are sourced, were as follows:

	Years Ended November 30,
(in millions)	2022	2021	2020
North America	$7,866	$1,066	$3,084
Europe	3,918	811	1,643
Australia and Asia	312	18	687
Other	72	14	180
	$12,168	$1,908	$5,595